Customer and Supplier Concentrations	6 Months Ended
Mar. 31, 2022
Risks and Uncertainties [Abstract]
CUSTOMER AND SUPPLIER CONCENTRATIONS

NOTE 14 – CUSTOMER AND SUPPLIER CONCENTRATIONS

Significant customers and suppliers are those that account for greater than 10% of the Company’s revenues and purchases.

The Company sold a substantial portion of products to one customer (13.44% of total revenues) during the the six Months Ended March 31, 2022. As of March 31, 2022, amount due from this customer included in accounts receivable was $6,013,084, representing 35.20% of total accounts receivable. There was no other significant concentration (over 10%) of accounts receivable for the year ended March 31, 2022.

The Company had no significant customer during the the six Months Ended March 31, 2021. There was no customer accounted for a significant portion of total accounts receivable as of March 31, 2021.

The loss of our significant customer or the failure to attract new customers could have a material adverse effect on our business, consolidated results of operations and financial condition.

For the six months ended March 31, 2022, four suppliers accounted for 24.59%, 15.79%, 11.95% and 10.29% of the Company’s total raw material purchase. There was one supplier that have significant concentration (over 10%) of total accounts payable as of March 31, 2022, which accounted for 51.33% of the Company’s total accounts payable.

For the six months ended March 31, 2021, three suppliers accounted for 25.68%, 15.88% and 14.95% of the Company’s total purchase. There were two suppliers that have significant concentration (over 10%) of total accounts payable as of March 31, 2021, which accounted for 38.16% and 16.39% of the Company’s total accounts payable, respectively.

The Company believes there are numerous other suppliers that could be substituted should the supplier become unavailable or non-competitive.